Risk Management	12 Months Ended
Oct. 31, 2019
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Risk Management

NOTE 33:  RISK MANAGEMENT

The risk management policies and procedures of the Bank are provided in the MD&A. The shaded sections of the "Managing Risk" section of the MD&A relating to credit, market, liquidity, and insurance risks are an integral part of the 2019 Consolidated Financial Statements.